Revenue	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue
5.	Revenue
Revenues are recognized when control of the promised services or goods is transferred to the Company’s customers in an amount that reflects the consideration it expects to be entitled to in exchange for those services or goods. See Note 2 for further information on the Company’s revenue recognition policies.
The following table presents the Company’s revenues disaggregated by revenue source:

	Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
Digital Subscription Revenues	$662,668	$788,173	$743,060
Workshops + Digital Fees	256,387	274,866	443,429

Subscription Revenues, net	$919,055	$1,063,039	$1,186,489
Product sales and other, net	121,801	149,424	191,635

Revenues, net	$1,040,856	$1,212,463	$1,378,124

The following tables present the Company’s revenues disaggregated by revenue source and segment:

	Fiscal Year Ended December 31, 2022
	North America	International	Total
Digital Subscription Revenues	$436,148	$226,520	$662,668
Workshops + Digital Fees	204,115	52,272	256,387

Subscription Revenues, net	$640,263	$278,792	$919,055
Product sales and other, net	88,116	33,685	121,801

Revenues, net	$728,379	$312,477	$1,040,856

	Fiscal Year Ended January 1, 2022
	North America	International	Total
Digital Subscription Revenues	$504,152	$284,021	$788,173
Workshops + Digital Fees	210,076	64,790	274,866

Subscription Revenues, net	$714,228	$348,811	$1,063,039
Product sales and other, net	102,190	47,234	149,424

Revenues, net	$816,418	$396,045	$1,212,463

	Fiscal Year Ended January 2, 2021
	North America	International	Total
Digital Subscription Revenues	$484,471	$258,589	$743,060
Workshops + Digital Fees	329,886	113,543	443,429

Subscription Revenues, net	$814,357	$372,132	$1,186,489
Product sales and other, net	131,950	59,685	191,635

Revenues, net	$946,307	$431,817	$1,378,124

Information about Contract Balances
For Subscription Revenues, the Company can collect payment in advance of providing services. Any amounts collected in advance of services being provided are recorded in deferred revenue. In the case where amounts are not collected, but the service has been provided and the revenue has been recognized, the amounts are recorded in accounts receivable. The opening and ending balances of the Company’s deferred revenues were as follows:

	Deferred Revenue	Deferred Revenue-Long Term
Balance as of January 2, 2021	$50,475	$44
Net decrease during the period	(4,620)	(16)

Balance as of January 1, 2022	$45,855	$28
Net (decrease) increase during the period	(13,699)	332

Balance as of December 31, 2022	$32,156	$360

Revenue recognized from amounts included in current deferred revenue as of January 1, 2022 was $45,678 for the fiscal year ended December 31, 2022. Revenue recognized from amounts included in current deferred revenue as of January 2, 2021 was $50,385 for the fiscal year ended January 1, 2022. The Company’s long-term deferred revenue, which is included in other liabilities on its consolidated balance sheet, represents revenue that will not be recognized during the next fiscal year and is generally related to upfront payments received as an inducement for entering into certain sales-based royalty agreements with third party licensees. This revenue is amortized on a straight-line basis over the term of the applicable agreement.